Label	Element	Value
Pacific Funds Portfolio Optimization Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS A, CLASS C, CLASS I, AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class A, Class C, Class I and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary Section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Portfolio Optimization Moderate
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Pacific Funds Portfolio Optimization Moderate – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

●                   Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.